EMPLOYEE BENEFITS (Details 11) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Defined benefit plan forecast future benefit payments year six	R$ 2,806,943
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Year 1	331,781
Year 2	309,844
Year 3	301,196
Year 4	293,367
Year 5	284,533
Next 5 years	R$ 1,286,222